CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	IPO CNY (¥)	Class A Ordinary Shares CNY (¥) shares	Class A Ordinary Shares Class A Ordinary Shares CNY (¥) shares	Class A Ordinary Shares Class A Ordinary Shares IPO CNY (¥) shares	Class A Ordinary Shares Class B Ordinary Shares CNY (¥) shares	Class A Ordinary Shares Class C Ordinary Shares CNY (¥) shares	Treasury stock CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital IPO CNY (¥)	Accumulated Deficit CNY (¥)	Accumulated Other Comprehensive (Loss) Income CNY (¥)
Beginning Balance at Dec. 31, 2019	¥ (3,439,004)			¥ 11								¥ (3,438,657)	¥ 358
Beginning Balance, Shares at Dec. 31, 2019 | shares				18,782,620
Net loss	(470,618)											(470,618)
Accretion on convertible redeemable preferred shares	(1,304,498)											(1,304,498)
Foreign currency translation adjustments	2,441												2,441
Ending Balance at Dec. 31, 2020	(5,211,679)			¥ 11								(5,213,773)	2,083
Ending Balance, Shares at Dec. 31, 2020 | shares				18,782,620
Net loss	(816,547)											(816,547)
Accretion on convertible redeemable preferred shares	(508,627)											(508,627)
Issuance of ordinary shares at the initial public offering ("IPO"), net of issuance cost			¥ 1,488,866			¥ 78					¥ 1,488,788
Issuance of ordinary shares at the initial public offering ("IPO"), net of issuance cost, Shares | shares						12,072,478
Conversion of Class A/B/C ordinary shares upon the completion of IPO				¥ (11)	¥ 4			¥ 7
Conversion of Class A/B/C ordinary shares upon the completion of IPO, Shares | shares				(18,782,620)	7,334,873		160,411	11,287,336
Conversion of convertible redeemable preferred shares upon the completion of IPO	11,001,310				¥ 456		¥ 305			¥ 11,000,549
Conversion of convertible redeemable preferred shares upon the completion of IPO, Shares | shares					70,254,680		47,079,692
Issuance of ordinary shares upon exercise of options	70				¥ 70
Issuance of ordinary shares upon exercise of options Shares | shares					2,627,997
Share-based compensation	454,482									454,482
Exercise of warrant	10,345				¥ 1					10,344
Exercise of warrant, Shares | shares					126,349
Foreign currency translation adjustments	2,239												2,239
Ending Balance at Dec. 31, 2021	6,420,459				¥ 609		¥ 305	¥ 7		12,954,163		(6,538,947)	4,322
Ending Balance, Shares at Dec. 31, 2021 | shares					92,416,377		47,240,103	11,287,336
Net loss	(2,467,937)	$ (357,817)										(2,467,937)
Issuance of ordinary shares upon exercise of options	¥ 2,864									2,864
Issuance of ordinary shares upon exercise of options Shares | shares	3,971,624	3,971,624			3,971,624
Share-based compensation	¥ 174,236									174,236
Repurchase of ordinary shares value	(217,920)								¥ (217,920)
Repurchase of ordinary shares | shares									(5,699,315)
Foreign currency translation adjustments	(30,030)												(30,030)
Ending Balance at Dec. 31, 2022	¥ 3,881,672	$ 562,791			¥ 609		¥ 305	¥ 7	¥ (217,920)	¥ 13,131,263		¥ (9,006,884)	¥ (25,708)
Ending Balance, Shares at Dec. 31, 2022 | shares					96,388,001		47,240,103	11,287,336	(5,699,315)